Related Party Transactions - Schedule of Related Party Balances and Transactions (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Matrixport group [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Group		The Group’s controlling person is the co-founder and chairman of the board of directors of Matrixport Group and has significant influence over Matrixport Group.
Related Party [Member]
Due from a related party
Trade receivables	[1]	$ 6,227		$ 6,171
Other receivables	[1]	9,341		9,341
Total due from a related party		15,568		15,512
Due to a related party
Other payables	[2]	11,337		8,747
Total due to a related party		11,337		8,747
Borrowings from a related party
Borrowings	[3]	172,917
Total borrowings from a related party		172,917
Provide service to a related party	[1]	617	$ 17,956
Receive service from a related party		199	87
Gain / (loss) on changes in fair value of financial assets at fair value through profit or loss		(2,503)	1,546
Sales of mining rigs peripherals to a related party			41
Interest expense on borrowings from a related party	[4]	$ 3,016

[1]	Mainly related to the hosting service provided by the Group. The related receivable was subsequently settled after the reporting date.
[2]	Other payables represent the deposit received related to the hosting service provided, interest payable on borrowings, the accrued service expense related to the custody and other services provided by the related party. The deposit related to the hosting service was released after the reporting date.
[3]	On April 15, 2025, the Group entered into a loan agreement (“Loan 2025”) with Matrixport Group for a financing facility of up to US$200.0 million. Loans drawn under the facility bear a variable interest rate equal to 9.0% plus a market-based reference rate. Each drawdown is repayable in fixed monthly installments over a 24-month term and is secured by a floating charge over SEALMINERs, maintained based on a loan-to-value ratio. The assets subject to the floating charge are recorded within the Group’s asset categories.
[4]	Interest expense on borrowings from a related party includes capitalized borrowing costs.